SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On January 1, 2023, the Corporation transferred a 23% LP interest in the foreign investments owned by BSREP IV to the partnership for a non-interest bearing note of $588 million.

On January 30, 2023, the board of directors declared the following quarterly distribution on the partnership’s:
–LP Units of $0.35 per unit ($1.40 on an annualized basis) payable on March 31, 2023 to unitholders of record at the close of business on February 28, 2023;

–Class A Cumulative Redeemable Perpetual Units, Series 1, $0.40625 per unit ($1.625 on an annualized basis) payable on March 31, 2023 to unitholders of record on March 1, 2023;

–Class A Cumulative Redeemable Perpetual Units, Series 2, $0.3984375 per unit ($1.59375 on an annualized basis) payable on March 31, 2023 to unitholders on March 1, 2023;

–Class A Cumulative Redeemable Perpetual Units, Series 3, $0.359375 per unit ($1.4375 on an annualized basis) payable on March 31, 2023 to unitholders of record on March 1, 2023; and

–New LP Preferred Units, $0.390625 per unit ($1.5625 on an annualized basis) payable on March 31, 2023 to unitholders of record on March 1, 2023.

On February 13, 2023, the partnership issued medium term notes for C$500 million at 7.125% per annum, with a term of five years via private placement. Interest on the notes are payable semi-annually.